Supplemental information on statement of cash flows	12 Months Ended
Dec. 31, 2025
Supplemental Information On Statement Of Cash Flows
Supplemental information on statement of cash flows

35.	Supplemental information on statement of cash flows

	2025	2024	2023
Amounts paid during the year:
Withholding income tax paid on behalf of third-parties	1,367	1,307	1,403
Transactions not involving cash
Purchase of property, plant and equipment on credit	418	1,081	−
Lease	13,230	10,107	14,992
Losses (reversals) on decommissioning costs	(68)	6,393	2,641
Use of tax credits and judicial deposits for the payment of contingencies	607	256	144
Remeasurement of property, plant and equipment acquired in previous periods	−	−	5
Earnout related to Atapu and Sépia fields	236	268	280

35.1.	Reconciliation of Depreciation, depletion and amortization with Statements of Cash Flows

	2025	2024	2023
Depreciation and depletion of Property, plant and equipment	18,384	14,953	15,306
Amortization of Intangible assets	154	134	104
Capitalized depreciation	(3,214)	(2,438)	(1,965)
Depreciation of right of use - recovery of PIS/COFINS	(177)	(170)	(165)
Depreciation, depletion and amortization in the Statements of Cash Flows	15,147	12,479	13,280